11. Related Party Transactions (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Allowance for related party receivable	$ 502,315
Related party receivable, net	$ 270,478	$ 772,793